EQUITY (Narrative) (Details)	1 Months Ended				12 Months Ended							63 Months Ended	153 Months Ended
	Jul. 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2012 USD ($)	Dec. 31, 2017 USD ($) shares yr $ / shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2016 ILS (₪) shares yr	Dec. 31, 2015 USD ($) shares yr	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013	Dec. 31, 2017 USD ($) shares yr $ / shares	Dec. 31, 2015 ILS (₪) shares yr	Oct. 31, 2017 USD ($)	Nov. 30, 2014 shares	Feb. 28, 2013 USD ($) $ / shares shares	Feb. 28, 2012 USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares																1,600,000	2,622,157
Exercise price of shares issued | $ / shares																$ 3.94	$ 3.57
Amount allocated to warrant																$ 3,400,000	$ 4,800,000
Change in fair value							$ 110,000		$ 700,000
Maturity date of warrant					February 2017	February 2017
Underwritten public offering | shares		33,823,529	14,375,000
Public offering price | $ / shares		$ 0.85	$ 2.00
Proceeds from public offering, gross		$ 28,800,000	$ 28,800,000
Proceeds from public offering, net		$ 26,200,000	$ 26,400,000
Issuance expense					$ 133,000
Gross proceeds					$ 38,773,000		$ 2,183,000		$ 29,053,000
Ordinary shares, authorized | shares					250,000,000		150,000,000	150,000,000				250,000,000
Remaining authorized unissued ordinary shares | shares					3,100,000							3,100,000			14,800,000
Exercise price | ₪						₪ 0.1
Option outstanding | shares					10,651,097		4,557,927	4,557,927	3,500,262			10,651,097	3,500,262
Weighted average contractual life | yr					7.8		5.5	5.5	5.0			7.8	5.0
Risk-free interest rate (%)					2.00%	2.00%	2.00%	2.00%	2.00%
Average standard deviation					63.00%	63.00%	66.00%	66.00%	68.00%
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement					$ 944,966,000							$ 944,966,000
Net proceeds from transaction					1,000,000
Available balance under the facility					29,000,000
Aggregate offering price														$ 30,000,000
Percentage of commission on sales agreement														3.00%
Line of credit					29,000,000							29,000,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant					1,100,000							$ 1,100,000
Change in fair value					100,000
OrbiMed Advisors LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable term of warrant											5 Years
Direct Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value							$ 100,000		$ 600,000
BVF Partners L.P. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares	8,495,575
Gross proceeds	$ 9,600,000
Net proceeds from transaction	$ 9,500,000
BVF Partners L.P. [Member] | Series A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares	2,973,451
Exercise price of shares issued | $ / shares	$ 2.00
Exercisable term of warrant	4 Years
BVF Partners L.P. [Member] | Series B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares	2,973,451
Exercise price of shares issued | $ / shares	$ 4.00
Exercisable term of warrant	4 Years
Lincoln Park Capital Fund [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement				$ 15,000,000
Purchase agreement period				36 Months
Share issued as additional commitment fee | shares					150,000	150,000						138,766
Commitment fee					$ 300,000							$ 140,000
Additional commitment fee					$ 500,000
Gross proceeds												$ 7,000,000
Sale of stock | shares												5,550,603
Oberon Securities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement, shares | shares					53,124							53,124
Share issued as additional commitment fee | shares					2,124,952	2,124,952
Commitment fee					$ 43,000
Gross proceeds					$ 2,130,000
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares					105,000		150,000	150,000	5,000	76,523		105,000	5,000
Weighted average exercise price						₪ 4.056		₪ 4.55		$ 21.54			₪ 7.62
Option vested and exercised					The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.	The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | shares					265,000							265,000
Weighted average exercise price | ₪						₪ 4.54
Weighted average contractual life | yr					8.61							8.61
Value of services recorded					$ 40,000		$ 40,000		$ 40,000
BioLineRx [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commitment fee					50,000
Additional commitment fee					$ 200,000
Percentage of commission on sales agreement					2.00%							2.00%
NASDAQ [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of ordinary shares | $ / shares					$ 1.09							$ 1.09
TASE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of ordinary shares | $ / shares					$ 3.79							$ 3.79
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares					10,916,097							10,916,097
Remaining authorized unissued ordinary shares | shares					5,200,000				5,000,000			5,200,000	5,000,000		1,600,000